UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2009

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	May 15, 2009


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	24

Form 13F Information Table Value Total:	282,621



List of Other Included Manager:

  No. 	13F File Number		Name

                                                         FORM 13F INFORMATION TABLE
                                                  VALUE   SHARES/   SH/ PUT/  INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL  DSCRETN  MGRS  SOLE  SHARE NONE
AMBASSADORS GROUP, INC.		COM   023177108	     8930   1099815 SH         SOLE          SOLE
BED BATH & BEYOND, INC.		COM   075896100	    14127    570780 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC.        COM   084670108     40402       466 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC. 'B'    COM   084670207      7766      2754 SH         SOLE          SOLE
BROWN & BROWN, INC.		COM   115236101	    20922   1106425 SH         SOLE          SOLE
CARMAX, INC.		        COM   143130102     20438   1642953 SH         SOLE          SOLE
COCA-COLA CO.                   COM   191216100      4407    100268 SH         SOLE          SOLE
COMCAST CORP-SPECIAL CL A       COM   200300200     14796   1149650 SH         SOLE          SOLE
EXACT SCIENCES		        COM   30063P105       447    357800 SH         SOLE          SOLE
FINANCIAL FEDERAL CORP.		COM   317492106     15105    713195 SH         SOLE          SOLE
INTERACTIVE DATA CORP.          COM   45840J107     24991   1005271 SH         SOLE          SOLE
LABORATORY CRP OF AMER HLDGS    COM   50540R409     25603    437737 SH         SOLE          SOLE
MARKEL CORPORATION              COM   570535104     19959     70307 SH         SOLE          SOLE
PENN NATIONAL GAMING, INC.	COM   707569109      4106    170000 SH         SOLE          SOLE
POOL CORPORATION                COM   73278L105     11923    889740 SH         SOLE          SOLE
RLI CORPORATION	                COM   749607107       628     12500 SH         SOLE          SOLE
REDWOOD TRUST, INC.             COM   758075402       184     12000 SH         SOLE          SOLE
RITCHIE BROS. AUCTIONEERS       COM   767744105     13737    738942 SH         SOLE          SOLE
ROCK-TENN COMPANY - CL A        COM   772739207      3410    126069 SH         SOLE          SOLE
RYANAIR HOLDINGS PLC-SP ADR	COM   783513104     16873    730120 SH         SOLE          SOLE
SONOCO PRODUCTS CO.             COM   835495102       525     25000 SH         SOLE          SOLE
TEMPUR-PEDIC INTERNATIONAL      COM   88023U101      2190    300000 SH         SOLE          SOLE
UNITEDHEALTH GROUP, INC.	COM   91324P102	    10617    507258 SH	       SOLE	     SOLE
VULCAN MATERIALS CO.		COM   929160109       535     12080 SH         SOLE          SOLE
                                                   282621